Note 14 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019	Feb. 02, 2021	Nov. 05, 2020
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 9,375	$ 21,655	$ 7,930	$ 9,744
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill		$ 500
Percentage of voting equity interests acquired					49.00%	51.00%
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		50.00%
Amortisation, intangible assets other than goodwill		$ 0
ISS Joint Venture [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill		$ 12,200
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)		9 years
Total intangible assets other than goodwill	3,834	$ 3,623	2,977	4,033
Customer-related intangible assets [member] | Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)		5 years
Acquisitions through business combinations, intangible assets other than goodwill		$ 1,500
Brand names [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)		12 years
Total intangible assets other than goodwill	2,029	$ 2,173	1,827	2,092
Brand names [member] | Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)		6 years
Acquisitions through business combinations, intangible assets other than goodwill		$ 400
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)		12 years
Total intangible assets other than goodwill	$ 2,465	$ 3,116	$ 3,121	$ 3,572
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill		$ 0
Goodwill, measurement input, discount rate	8.80%	10.00%	10.60%	8.80%
Goodwill, measurement input, discount rate after next year		3.00%
VivoPower PTY Limited [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill		$ 0
Goodwill, measurement input, discount rate	11.00%	10.70%	10.90%	11.00%
Goodwill, measurement input, annual growth rate, in five years, hyperscaling phase		120.00%
Additions other than through business combinations, intangible assets other than goodwill		$ 100
VivoPower PTY Limited [Member] | Supporting infrastructure for electric vehicle sales [member]
Statement Line Items [Line Items]
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue		53.00%
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue, change in impairment		5.00%
Impairment of goodwill, growth rate change		$ 300
VivoPower PTY Limited [Member] | Electric light vehicles sold with additional sustainable energy solution [member]
Statement Line Items [Line Items]
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue		20.00%
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue, change in impairment		0.00%
Impairment of goodwill, growth rate change		$ 4,800
VivoPower PTY Limited [Member] | Standalone renewable power generation, storage and distribution projects [member]
Statement Line Items [Line Items]
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue		69.00%
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue, change in impairment		90.00%
Impairment of goodwill, growth rate change		$ 3,400
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill		$ 0
Goodwill, measurement input, discount rate		10.00%
Goodwill, measurement input, annual growth rate, in five years		748.00%